UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img43add0d91.jpg]

American Mutual Fund®

Investment portfolio

January 31, 2019

unaudited

Common stocks 85.92% Energy 8.92%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,943,000	$45,796
Canadian Natural Resources, Ltd. (CAD denominated)	11,955,100	320,907
Chevron Corp.	3,744,700	429,330
ConocoPhillips	6,519,500	441,305
Enbridge Inc.	13,553,030	496,312
Enbridge Inc. (CAD denominated)	223,900	8,181
Enbridge Inc. (CAD denominated)1	1,645,344	60,119
EOG Resources, Inc.	3,588,900	356,019
Exxon Mobil Corp.	8,178,000	599,284
Halliburton Co.	525,900	16,492
Helmerich & Payne, Inc.	1,120,000	62,709
Inter Pipeline Ltd.	5,302,100	85,224
Occidental Petroleum Corp.	1,629,600	108,825
Royal Dutch Shell PLC, Class A (ADR)	4,458,523	275,225
Royal Dutch Shell PLC, Class B (ADR)	3,664,100	230,105
Schlumberger Ltd.	10,182,900	450,186
Suncor Energy Inc.	9,094,924	293,347
TransCanada Corp.	8,346,548	354,964
		4,634,330
Materials 2.41%
Barrick Gold Corp.	1,200,000	16,068
DowDuPont Inc.	2,715,717	146,133
Linde PLC	3,688,524	601,266
Mosaic Co.	2,400,500	77,488
Nucor Corp.	1,099,600	67,340
Nutrien Ltd.	5,794,720	300,282
PPG Industries, Inc.	424,000	44,707
		1,253,284
Industrials 9.86%
BAE Systems PLC (ADR)	1,533,800	41,995
Boeing Co.	998,900	385,196
C.H. Robinson Worldwide, Inc.	846,262	73,430
Caterpillar Inc.	179,000	23,836
CSX Corp.	7,240,193	475,681
Cummins Inc.	802,000	117,982
Deere & Co.	1,770,800	290,411
Emerson Electric Co.	681,850	44,641
General Dynamics Corp.	2,309,675	395,347
General Electric Co.	14,894,200	151,325
Illinois Tool Works Inc.	2,050,000	281,486
Lockheed Martin Corp.	1,973,560	571,721
Masco Corp.	1,300,000	42,133
Norfolk Southern Corp.	2,199,700	368,978
Northrop Grumman Corp.	1,554,300	428,287
RELX PLC (ADR)	1,990,000	44,138

American Mutual Fund — Page 1 of 8

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Stanley Black & Decker, Inc.	725,000	$91,669
Union Pacific Corp.	2,248,471	357,664
United Parcel Service, Inc., Class B	1,500,000	158,100
United Technologies Corp.	3,268,374	385,897
Waste Connections, Inc.	2,824,200	235,990
Waste Management, Inc.	1,617,800	154,775
		5,120,682
Consumer discretionary 5.54%
Carnival Corp., units	1,538,200	88,570
Hasbro, Inc.	3,058,388	276,968
Home Depot, Inc.	3,671,250	673,784
Lowe’s Companies, Inc.	1,850,000	177,896
Marriott International, Inc., Class A	683,500	78,281
McDonald’s Corp.	3,404,000	608,567
Newell Brands Inc.	2,320,400	49,216
NIKE, Inc., Class B	2,754,200	225,514
Ross Stores, Inc.	1,355,000	124,823
Starbucks Corp.	3,760,000	256,206
Target Corp.	2,500,000	182,500
Williams-Sonoma, Inc.	2,500,000	136,075
		2,878,400
Consumer staples 9.44%
Church & Dwight Co., Inc.	961,100	62,097
Coca-Cola Co.	19,036,100	916,207
Colgate-Palmolive Co.	994,200	64,305
Costco Wholesale Corp.	3,415,800	733,133
Hormel Foods Corp.	7,526,400	318,517
Kellogg Co.	5,832,043	344,149
Keurig Dr Pepper Inc.	1,634,900	44,502
Kimberly-Clark Corp.	3,000,000	334,140
Kraft Heinz Co.	2,292,000	110,153
Kroger Co.	6,900,000	195,477
Mondelez International, Inc.	7,518,400	347,801
Nestlé SA2	1,600,000	139,361
Nestlé SA (ADR)	1,238,500	108,047
PepsiCo, Inc.	1,235,769	139,234
Procter & Gamble Co.	8,046,978	776,292
Walgreens Boots Alliance, Inc.	3,704,900	267,716
		4,901,131
Health care 15.83%
Abbott Laboratories	11,917,000	869,703
AbbVie Inc.	16,036,100	1,287,538
Amgen Inc.	5,401,978	1,010,764
AstraZeneca PLC (ADR)	5,991,899	219,184
Cardinal Health, Inc.	795,500	39,751
CVS Health Corp.	2,200,000	144,210
Danaher Corp.	1,868,600	207,265
Eli Lilly and Co.	3,869,700	463,822
Gilead Sciences, Inc.	9,919,800	694,485
GlaxoSmithKline PLC (ADR)	4,289,300	168,141
Johnson & Johnson	2,264,611	301,374
Medtronic PLC	2,451,500	216,688

American Mutual Fund — Page 2 of 8

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	7,673,385	$571,130
Novartis AG (ADR)	2,341,300	204,911
Pfizer Inc.	10,978,400	466,033
Stryker Corp.	1,446,000	256,766
Thermo Fisher Scientific Inc.	1,434,000	352,291
UnitedHealth Group Inc.	2,763,500	746,698
		8,220,754
Financials 11.24%
Aon PLC, Class A	2,036,700	318,194
Bank of Montreal	658,736	48,219
Bank of New York Mellon Corp.	8,712,500	455,838
BB&T Corp.	1,365,000	66,612
Berkshire Hathaway Inc., Class B3	835,000	171,626
Chubb Ltd.	1,915,400	254,844
CME Group Inc., Class A	2,594,200	472,871
Huntington Bancshares Inc.	14,374,000	190,312
Intercontinental Exchange, Inc.	3,725,765	285,990
Invesco Ltd.	1,485,200	27,060
JPMorgan Chase & Co.	6,267,500	648,686
Marsh & McLennan Companies, Inc.	4,546,094	400,920
Nasdaq, Inc.	1,761,600	155,091
PNC Financial Services Group, Inc.	969,600	118,941
Principal Financial Group, Inc.	3,900,000	195,273
Progressive Corp.	2,000,000	134,580
Royal Bank of Canada	2,883,000	219,459
State Street Corp.	4,940,300	350,267
SunTrust Banks, Inc.	1,389,200	82,546
Toronto-Dominion Bank	4,958,400	279,207
Toronto-Dominion Bank (CAD denominated)	2,500,000	140,797
U.S. Bancorp	4,000,000	204,640
Wells Fargo & Co.	10,530,000	515,022
Willis Towers Watson PLC	628,000	102,232
		5,839,227
Information technology 10.54%
Accenture PLC, Class A	3,542,700	543,982
Amphenol Corp., Class A	270,000	23,738
Analog Devices, Inc.	2,920,800	288,750
Apple Inc.	2,630,400	437,804
Applied Materials, Inc.	200,000	7,816
Automatic Data Processing, Inc.	208,000	29,087
Cisco Systems, Inc.	6,576,000	310,979
HP Inc.	1,180,500	26,006
Intel Corp.	16,980,600	800,126
Intuit Inc.	210,000	45,322
Mastercard Inc., Class A	113,400	23,942
Maxim Integrated Products, Inc.	1,500,000	81,405
Microsoft Corp.	13,539,707	1,413,952
NetApp, Inc.	1,485,800	94,749
QUALCOMM Inc.	6,578,107	325,748
Samsung Electronics Co., Ltd. (GDR)2	17,000	17,518
Samsung Electronics Co., Ltd., preferred (GDR)2	21,017	17,504
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,000,000	225,720

American Mutual Fund — Page 3 of 8

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	6,193,695	$623,581
Visa Inc., Class A	984,100	132,863
		5,470,592
Communication services 5.31%
Activision Blizzard, Inc.	2,199,100	103,885
AT&T Inc.	2,325,002	69,890
BCE Inc.	1,000,000	43,500
BCE Inc. (CAD denominated)	2,657,545	115,549
Comcast Corp., Class A	10,824,600	395,856
TELUS Corp.	4,040,000	141,498
Verizon Communications Inc.	33,626,014	1,851,448
Viacom Inc., Class B	1,243,900	36,595
		2,758,221
Utilities 4.83%
American Electric Power Co., Inc.	10,059,000	795,868
CMS Energy Corp.	3,688,800	192,334
Dominion Energy, Inc.	3,695,000	259,537
Duke Energy Corp.	1,147,857	100,759
Edison International	1,111,000	63,294
Exelon Corp.	5,435,320	259,591
NiSource Inc.	2,636,479	71,923
PPL Corp.	2,044,300	64,028
Sempra Energy	4,485,753	524,743
Xcel Energy Inc.	3,365,000	176,191
		2,508,268
Real estate 2.00%
Crown Castle International Corp. REIT	2,160,000	252,850
Digital Realty Trust, Inc. REIT	1,446,800	156,746
Public Storage REIT	120,000	25,503
Simon Property Group, Inc. REIT	2,161,000	393,561
Ventas, Inc. REIT	3,208,900	206,942
		1,035,602
Total common stocks (cost: $31,333,007,000)		44,620,491
Preferred securities 0.02% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,518
Total preferred securities (cost: $10,004,000)		10,518
Convertible stocks 0.23% Utilities 0.23%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	800,000	38,440
NextEra Energy, Inc., units, 6.123% convertible preferred 2019	1,400,000	83,034
Total convertible stocks (cost: $108,712,000)		121,474

American Mutual Fund — Page 4 of 8

unaudited

Bonds, notes & other debt instruments 1.28% U.S. Treasury bonds & notes 1.06% U.S. Treasury 1.06%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$563,210	$549,479
Corporate bonds & notes 0.22% Financials 0.22%
JPMorgan Chase & Co., Series I, junior subordinated 6.221% (undated) (3-month USD-LIBOR + 3.47% on 4/30/2019)4	27,015	27,178
Wells Fargo & Co., Series K, junior subordinated, 6.558% (undated) (3-month USD-LIBOR + 3.77% on 3/15/2019)4	87,493	88,171
		115,349
Total bonds, notes & other debt instruments (cost: $672,372,000)		664,828
Short-term securities 12.09%
Apple Inc. 2.41%–2.52% due 2/8/2019–3/4/20191	110,000	109,858
CAFCO, LLC 2.78% due 3/15/20191	30,000	29,910
Chariot Funding, LLC 1.69%–2.68% due 2/4/2019–3/4/20191	60,800	60,722
Chevron Corp. 2.43%–2.50% due 2/11/2019–3/27/20191	227,400	226,725
Coca-Cola Co. 2.42%–2.53% due 2/7/2019–3/15/20191	87,000	86,779
Colgate-Palmolive Co. 2.36% due 2/8/20191	50,000	49,974
Emerson Electric Co. 2.42%–2.44% due 2/8/2019–2/22/20191	110,000	109,868
ExxonMobil Corp. 2.38%–2.45% due 2/4/2019–2/5/2019	46,200	46,187
Federal Farm Credit Banks 2.34% due 2/4/2019	50,000	49,990
Federal Home Loan Bank 2.30%–2.42% due 2/1/2019–4/4/2019	2,274,700	2,270,756
Freddie Mac 2.36%–2.38% due 2/20/2019–4/17/2019	266,200	265,232
General Dynamics Corp. 2.47%–2.50% due 2/14/2019–3/7/20191	107,500	107,349
Home Depot Inc. 2.37%–2.38% due 2/1/2019–2/15/20191	138,800	138,756
IBM Credit LLC 2.54% due 2/26/20191	82,000	81,854
Merck & Co. Inc. 2.39%–2.52% due 2/5/2019–3/20/20191	157,700	157,353
Procter & Gamble Co. 2.50%–2.51% due 2/6/2019–2/25/20191	100,000	99,893
U.S. Treasury Bills 2.17%–2.43% due 2/5/2019–5/2/2019	2,392,800	2,387,519
Total short-term securities (cost: $6,278,738,000)		6,278,725
Total investment securities 99.54% (cost: $38,402,833,000)		51,696,036
Other assets less liabilities 0.46%		240,034
Net assets 100.00%		$51,936,070

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,319,160,000, which represented 2.54% of the net assets of the fund.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $174,383,000, which represented .34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Security did not produce income during the last 12 months.
4	Step bond; coupon rate may change at a later date.

American Mutual Fund — Page 5 of 8

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value

American Mutual Fund — Page 6 of 8

unaudited

decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,634,330	$—	$—	$4,634,330
Materials	1,253,284	—	—	1,253,284
Industrials	5,120,682	—	—	5,120,682
Consumer discretionary	2,878,400	—	—	2,878,400
Consumer staples	4,761,770	139,361	—	4,901,131
Health care	8,220,754	—	—	8,220,754
Financials	5,839,227	—	—	5,839,227
Information technology	5,435,570	35,022	—	5,470,592
Communication services	2,758,221	—	—	2,758,221
Utilities	2,508,268	—	—	2,508,268
Real estate	1,035,602	—	—	1,035,602
Preferred securities	10,518	—	—	10,518
Convertible stocks	121,474	—	—	121,474
Bonds, notes & other debt instruments	—	664,828	—	664,828
Short-term securities	—	6,278,725	—	6,278,725
Total	$44,578,100	$7,117,936	$—	$51,696,036

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate

American Mutual Fund — Page 7 of 8

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-003-0319O-S66084	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 29, 2019